Note 4 - Loans - Loans by Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and Leases Receivable, Gross	$ 683,575	$ 609,559
Pass [Member]
Loans and Leases Receivable, Gross	541,271	461,187
Special Mention [Member]
Loans and Leases Receivable, Gross	1,174	10,308
Substandard [Member]
Loans and Leases Receivable, Gross	8,222	16,095
Doubtful [Member]
Loans and Leases Receivable, Gross	0	0
Not Rated [Member]
Loans and Leases Receivable, Gross	132,908	121,969
Residential 1 - 4 Family Real Estate [Member]
Loans and Leases Receivable, Gross	129,383	112,196
Residential 1 - 4 Family Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross	2,306	2,479
Residential 1 - 4 Family Real Estate [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	0	0
Residential 1 - 4 Family Real Estate [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	0	0
Residential 1 - 4 Family Real Estate [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross	0	0
Residential 1 - 4 Family Real Estate [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross	127,077	109,717
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Loans and Leases Receivable, Gross	470,768	404,964
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross	465,361	380,936
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	646	10,080
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	4,717	13,823
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross	0	0
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross	44	125
Commercial and Agriculture Loans [Member]
Loans and Leases Receivable, Gross	77,930	86,834
Commercial and Agriculture Loans [Member] | Pass [Member]
Loans and Leases Receivable, Gross	73,604	77,772
Commercial and Agriculture Loans [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	528	228
Commercial and Agriculture Loans [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	3,505	2,272
Commercial and Agriculture Loans [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross	0	0
Commercial and Agriculture Loans [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross	293	6,562
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Gross	5,494	5,565
Consumer Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross	0	0
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	0	0
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	0	0
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross	0	0
Consumer Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross	$ 5,494	$ 5,565